SIGNIFICANT ACCOUNTING POLICIES - DAC (DETAILS)	12 Months Ended
Dec. 31, 2012
DAC [Abstract]
Estimated Average Annual Rate of Return, Gross	9.00%
Estimated Average Annual Rate of Return, Net	6.71%
Future Annual Rate of Return, Gross, Maximum	15.00%
Future Annual Rate of Return, Net, Maximum	12.71%
Future Annual Rate of Return, Gross, Minimum	0.00%
Future Annual Rate of Return, Net, Minimum	(2.29%)
Future Annual Rate of Return, Assumption, Duration, Maximum (in years)	5 years 0 months 0 days
Future Rate of Return, Gross, Annualized Rate	0.00%
Future Rate of Return, Gross, Annualized Period (in quarters)	2
Future Rate of Return, Gross, Mean Rate	9.00%
Future Rate of Return, Gross, Period for Mean Rate (in quarters)	8
Assumed Average Investment Yield Excluding Policy Loans, High End	5.15%
Assumed Average Investment Yield Excluding Policy Loans, Low End	5.00%
Period Used in Assumed Average Investment Yield Excluding Policy Loans (in years)	10 years 0 months 0 days